14. SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2018
Notes
14. SEGMENTED INFORMATION

14.      SEGMENTED INFORMATION

The Company has determined that it had only one operating segment, i.e. mining exploration.  The Company’s mining operations are centralized whereby the Company’s head office is responsible for the exploration results and to provide support in addressing local and regional issues.  As at January 31, 2018 and 2017, the Company’s assets are all located in Canada (Notes 5 and 7).